Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	$ 0	$ 0